Taxation - Income taxes (Details) - HKD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Statutory EIT rate (in percent)	25.00%			25.00%
One Subsidiary
Effective Income Tax Rate Reconciliation [Line Items]
Statutory EIT rate (in percent)	25.00%
Preferential tax rate (in percent)	15.00%	15.00%	15.00%
Hong Kong | Assessable profits up to HK$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Maximum amount of assessable profits	$ 2
Statutory EIT rate (in percent)	8.25%
Hong Kong | Assessable profits over HK$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Maximum amount of assessable profits	$ 2
Statutory EIT rate (in percent)	16.50%
China
Effective Income Tax Rate Reconciliation [Line Items]
Statutory EIT rate (in percent)	25.00%